Segment Reporting - Summary of Reportable Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of reportable segments [Line Items]
Revenue	$ 43,638	$ 36,135	$ 28,567
Underlying EBITDA	23,183	19,350	11,720
Depreciation and amortisation	(6,288)	(5,972)	(6,210)
Impairment losses	(333)	(188)	(186)
Underlying EBIT	16,562	13,190	5,324
Exceptional items	(566)	(636)	(2,520)
Net finance costs	(1,245)	(1,417)	(1,013)
Profit (loss) before taxation	14,751	11,137	1,791
Capital expenditure (cash basis)	4,979	3,697	5,707
Profit/(loss) from equity accounted investments, related impairments and expenses	147	272	(2,104)
Investments accounted for using the equity method	2,473	2,448	2,575
Total assets	111,993	117,006	118,953
Total liabilities	51,323	54,280	58,882
Revenue [member]
Disclosure of reportable segments [Line Items]
Revenue	43,638	36,135	28,567
Reportable segments [member] | Petroleum [member]
Disclosure of reportable segments [Line Items]
Revenue	5,408	4,722	4,549
Underlying EBITDA	3,341	3,117	3,038
Depreciation and amortisation	(1,719)	(1,648)	(1,696)
Impairment losses	(76)	(102)	(24)
Underlying EBIT	1,546	1,367	1,318
Capital expenditure (cash basis)	656	917	1,278
Profit/(loss) from equity accounted investments, related impairments and expenses	(4)	(3)	(7)
Investments accounted for using the equity method	249	264	280
Total assets	12,938	13,726	14,120
Total liabilities	4,886	4,715	4,264
Reportable segments [member] | Petroleum [member] | Revenue [member]
Disclosure of reportable segments [Line Items]
Revenue	5,333	4,639	4,431
Reportable segments [member] | Petroleum [member] | Inter-segment revenue [member]
Disclosure of reportable segments [Line Items]
Revenue	75	83	118
Reportable segments [member] | Copper [member]
Disclosure of reportable segments [Line Items]
Revenue	13,287	8,335	8,249
Underlying EBITDA	6,522	3,545	2,619
Depreciation and amortisation	(1,920)	(1,525)	(1,560)
Impairment losses	(213)	(14)	(17)
Underlying EBIT	4,389	2,006	1,042
Exceptional items		(546)
Capital expenditure (cash basis)	2,428	1,484	2,786
Profit/(loss) from equity accounted investments, related impairments and expenses	467	295	155
Investments accounted for using the equity method	1,335	1,306	1,388
Total assets	26,824	26,743	26,143
Total liabilities	3,145	2,643	2,299
Reportable segments [member] | Copper [member] | Revenue [member]
Disclosure of reportable segments [Line Items]
Revenue	13,287	8,335	8,249
Reportable segments [member] | Iron Ore [member]
Disclosure of reportable segments [Line Items]
Revenue	14,810	14,624	10,538
Underlying EBITDA	8,930	9,077	5,599
Depreciation and amortisation	(1,721)	(1,828)	(1,817)
Impairment losses	(14)	(52)	(42)
Underlying EBIT	7,195	7,197	3,740
Exceptional items	(539)	(203)	(2,388)
Capital expenditure (cash basis)	1,074	805	1,061
Profit/(loss) from equity accounted investments, related impairments and expenses	(509)	(172)	(2,244)
Total assets	22,208	22,781	24,330
Total liabilities	3,888	3,606	3,789
Reportable segments [member] | Iron Ore [member] | Revenue [member]
Disclosure of reportable segments [Line Items]
Revenue	14,797	14,606	10,516
Reportable segments [member] | Iron Ore [member] | Inter-segment revenue [member]
Disclosure of reportable segments [Line Items]
Revenue	13	18	22
Reportable segments [member] | Coal [member]
Disclosure of reportable segments [Line Items]
Revenue	8,889	7,578	4,518
Underlying EBITDA	4,397	3,784	635
Depreciation and amortisation	(686)	(719)	(890)
Impairment losses	(29)	(15)	(94)
Underlying EBIT	3,682	3,050	(349)
Exceptional items		164
Capital expenditure (cash basis)	409	246	298
Profit/(loss) from equity accounted investments, related impairments and expenses	192	152	(9)
Investments accounted for using the equity method	883	873	901
Total assets	12,257	11,996	12,754
Total liabilities	2,404	1,860	2,103
Reportable segments [member] | Coal [member] | Revenue [member]
Disclosure of reportable segments [Line Items]
Revenue	8,889	7,578	4,518
Group and unallocated items/eliminations [member]
Disclosure of reportable segments [Line Items]
Revenue	1,244	876	713
Underlying EBITDA	(7)	(173)	(171)
Depreciation and amortisation	(242)	(252)	(247)
Impairment losses	(1)	(5)	(9)
Underlying EBIT	(250)	(430)	(427)
Exceptional items	(27)	(51)	(132)
Capital expenditure (cash basis)	412	245	284
Profit/(loss) from equity accounted investments, related impairments and expenses	1		1
Investments accounted for using the equity method	6	5	6
Total assets	37,766	41,760	41,606
Total liabilities	37,000	41,456	46,427
Group and unallocated items/eliminations [member] | Revenue [member]
Disclosure of reportable segments [Line Items]
Revenue	1,332	977	853
Group and unallocated items/eliminations [member] | Inter-segment revenue [member]
Disclosure of reportable segments [Line Items]
Revenue	$ (88)	$ (101)	$ (140)